Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,982	$ 10,586	$ 10,301	$ 11,955	$ 11,479	$ 11,186	$ 10,277	$ 10,221	$ 10,131	$ 9,600	$ 12,008
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	11,749	10,380	10,163	11,878	11,491	11,289	10,467	10,479	10,470	10,000	$ 11,774
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	12,746	11,247	10,898	12,611	12,076	11,753	10,785	10,691	10,575	10,000	$ 12,809
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	12,743	11,248	10,903	12,615	12,083	11,750	10,786	10,691	10,575	10,000	$ 12,803
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,428	11,260	10,968	12,393	12,076	11,601	10,687	10,650	10,558	10,000	$ 12,601
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,428	11,260	10,968	12,393	12,076	11,601	10,687	10,650	10,558	10,000	$ 12,601
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,428	11,260	10,968	12,393	12,076	11,601	10,687	10,650	10,558	10,000	$ 12,601
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,428	$ 11,260	$ 10,968	$ 12,393	$ 12,076	$ 11,601	$ 10,687	$ 10,650	$ 10,558	$ 10,000	$ 12,601